Acquisitions of Subsidiaries - Summary of assets acquired and liabilities recognized (Detail) - HKD ($)	Dec. 31, 2022	Apr. 30, 2022	Feb. 28, 2022
AMTD Digital [Member]
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 37,565,776
Goodwill			58,675,041
Property, plant and equipment			138,647
Other assets			13,695,802
Cash and bank balances			101,977,036
Accounts receivables			58,752,389
Prepayments, deposits and other receivables			278,018,221
Due from immediate holding company			2,484,684,809
Financial assets at fair value through profit or loss			165,643,411
Accounts payable			(8,739,902)
Other payables and accruals			(67,568,783)
Tax payable			(28,213,719)
Deferred tax liabilities			(5,953,845)
Total identifiable net assets			$ 3,088,674,883
L'Officiel [member]
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 724,253,789
Restricted cash	$ 3,746,823
Cash and bank balances		1,935,822
Accounts receivables		14,555,302
Prepayments, deposits and other receivables		21,537,765
Accounts payable		(90,183,339)
Other payables and accruals		(86,606,246)
Provisions		(32,131,266)
Bank borrowings		(4,589,759)
Deferred tax liabilities		(21,727,614)
Total identifiable net assets		$ 530,791,277